Computation of Basic and Diluted Earnings Per Share and ADS (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net loss	$ (11,432,223)	$ (7,677,245)	$ (6,572,014)
Weighted average equity shares for basic and diluted earnings (loss) per share	13,795,178	13,758,635	13,783,033
Earnings / (loss) per share - basic	$ (0.828)	$ (0.558)	$ (0.477)
Earnings / (loss) per share - diluted	$ (0.828)	$ (0.558)	$ (0.477)
Earnings Per ADS- (where 2 ADSs represent 1 equity share)
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Earnings / (loss) per share - basic	$ (0.414)	$ (0.279)	$ (0.238)
Earnings / (loss) per share - diluted	$ (0.414)	$ (0.279)	$ (0.238)